Offerings - Offering: 1	Nov. 07, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Variable Rate Series A Perpetual Preferred Stock, $0.001 par value per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit | $ / shares	80
Maximum Aggregate Offering Price	$ 160,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,096
Offering Note

(1)
The registration fee payable in connection with the offering relating to this exhibit has been calculated pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In accordance with Rules 456(b) and 457(r) under the Securities Act, Strive, Inc. (the “Company”) initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-290252), filed with the Securities and Exchange Commission (the “SEC”) on September 15, 2025.